CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)		Common Stock	Retained Earnings	AOCI Attributable to Parent	Total
Equity Balance, Value at Dec. 31, 2018		$ 170,000	$ 241,082,137	$ (391,979)	$ 240,860,158
Comprehensive Income (Loss)
Net Income (Loss)		0	13,348,373	0	13,348,373
Other Comprehensive Income (Loss), Net of Tax		0	0	10,006,825	10,006,825
Total Comprehensive Income (Loss)		0	0	0	23,355,198
Cash Distributions Paid		$ 0	(2,719,240)	0	(2,719,240)
Equity Balance, Shares at Dec. 31, 2018		170,000
Equity Balance, Value at Dec. 31, 2019		$ 170,000	251,711,270	9,614,846	261,496,116
Cumulative Change in Accounting Principal	[1]	0	(2,158,161)	0	(2,158,161)
Comprehensive Income (Loss)
Net Income (Loss)		0	15,890,262	0	15,890,262
Other Comprehensive Income (Loss), Net of Tax		0	0	3,652,081	3,652,081
Total Comprehensive Income (Loss)		0	0	0	19,542,343
Cash Distributions Paid		$ 0	(440,970)	0	(440,970)
Equity Balance, Shares at Dec. 31, 2019		170,000
Equity Balance, Value at Dec. 31, 2020		$ 170,000	265,002,401	13,266,927	278,439,328
Comprehensive Income (Loss)
Net Income (Loss)		0	41,861,007	0	41,861,007
Other Comprehensive Income (Loss), Net of Tax		0	0	(3,530,276)	(3,530,276)
Total Comprehensive Income (Loss)		0	0	0	38,330,731
Cash Distributions Paid		$ 0	(20,012,306)	0	(20,012,306)
Equity Balance, Shares at Dec. 31, 2020		170,000
Equity Balance, Value at Dec. 31, 2021		$ 170,000	$ 286,851,102	$ 9,736,651	$ 296,757,753

[1]	See Note 1.